10. INCOME TAXES (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Tables
Net operating loss carryforwards	$ 87,801,000	$ 83,470,000
Research and development tax credits	6,871,000	6,605,000
Accrued expenses, deferred revenue and other	1,003,000	1,698,000
Gross	95,675,000	91,773,000
Valuation allowance	(95,675,000)	(91,773,000)
Net deferred tax assets	$ 0	$ 0